Current Liabilites - Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease liabilities [abstract]
Carrying amount at July 1	$ 93	$ 182
Payments	(93)	(89)
Carrying amount at June 30		93
Maturity analysis year 1		98
Maturity analysis		98
Less: unearned interest		(5)
Lease liabilities maturity analysis, Net		93
Current portion	$ 0	93
Lease liabilities		$ 93